Annual Total Returns - Fidelity® Stock Selector All Cap Fund [BarChart] - 09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-09 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Retail Class
Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	19.17%
Annual Return 2011	(5.13%)
Annual Return 2012	17.93%
Annual Return 2013	34.06%
Annual Return 2014	11.14%
Annual Return 2015	(0.05%)
Annual Return 2016	9.62%
Annual Return 2017	25.27%
Annual Return 2018	(8.61%)
Annual Return 2019	32.25%